Equity (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other comprehensive income - Equity
Balance at	R$ (5,643,467)	R$ (6,870,460)	R$ (9,537,418)	R$ (3,058,557)
Additional indexation
Realization by depreciation or write-off assets	(40,678)	(41,268)	(41,268)
Income tax and social contribution	13,831	14,032	14,032
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,459)	(1,461)	(1,462)
Income tax and social contribution	496	496	496
Foreign sales hedge
Exchange rate	75,672	2,126,784	(10,026,623)
Transfer to result	1,186,526	1,357,744
Income tax and social contribution	(403,691)	(1,261,414)	3,345,125
Fair value of Cash flow hedge
Change in fair value	883,149	247,079	(549,473)
Transfer to result	(277,944)	(31,569)	(72,518)
Income tax and social contribution	(203,187)	(75,333)	206,315
Fair value of cash flow hedge from jointly-controlled	3,534	(3,309)	2,295
Actuarial loss with post-employment benefits, net of taxes	(8,654)	(4,119)	(9,129)
Foreign currency translation adjustment	(602)	339,296	653,349
Deemed cost and additional indexation on PP&E
Other comprehensive income - Equity
Balance at	178,893	206,703	234,904	263,106
Additional indexation
Realization by depreciation or write-off assets	(40,678)	(41,268)	(41,268)
Income tax and social contribution	13,831	14,032	14,032
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,459)	(1,461)	(1,462)
Income tax and social contribution	496	496	496
Defined benefit plans actuarial Gain (loss)
Other comprehensive income - Equity
Balance at	(52,005)	(43,351)	(39,232)	(30,103)
Fair value of Cash flow hedge
Actuarial loss with post-employment benefits, net of taxes	(8,654)	(4,119)	(9,129)
Foreign sales hedge
Other comprehensive income - Equity
Balance at	(6,358,242)	(7,105,377)	(9,666,973)	(3,263,732)
Foreign sales hedge
Exchange rate	(42,507)	2,625,551	(9,629,237)
Transfer to result	1,145,602	1,342,785
Income tax and social contribution	(355,960)	3,225,996	3,225,996
Fair value of hedge
Other comprehensive income - Equity
Balance at	(145,267)	(539,518)	(685,396)	(289,667)
Fair value of Cash flow hedge
Change in fair value	876,636	247,815	(524,682)
Transfer to result	(287,576)	(19,434)	(72,518)
Income tax and social contribution	(198,343)	(79,194)	199,176
Fair value of cash flow hedge from jointly-controlled	3,534	(3,309)	2,295
Foreign currency translation adjustment
Other comprehensive income - Equity
Balance at	1,220,533	1,169,088	1,105,391	386,628
Fair value of Cash flow hedge
Foreign currency translation adjustment	51,445	63,697	718,763
Gain (loss) on interest in subsidiary
Other comprehensive income - Equity
Balance at	(9,404)	(9,404)	(9,404)	(9,404)
Total Braskem shareholders' interest
Other comprehensive income - Equity
Balance at	(5,165,492)	(6,321,859)	(9,060,710)	(2,943,172)
Additional indexation
Realization by depreciation or write-off assets	(40,678)	(41,268)	(41,268)
Income tax and social contribution	13,831	14,032	14,032
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,459)	(1,461)	(1,462)
Income tax and social contribution	496	496	496
Foreign sales hedge
Exchange rate	(42,507)	2,625,551	(9,629,237)
Transfer to result	1,145,602	1,342,785
Income tax and social contribution	(355,960)	(1,406,740)	3,225,996
Fair value of Cash flow hedge
Change in fair value	876,636	247,815	(524,682)
Transfer to result	(287,576)	(19,434)	(72,518)
Income tax and social contribution	(198,343)	(79,194)	199,176
Fair value of cash flow hedge from jointly-controlled	3,534	(3,309)	2,295
Actuarial loss with post-employment benefits, net of taxes	(8,654)	(4,119)	(9,129)
Foreign currency translation adjustment	51,445	63,697	718,763
Non-controlling interest in subsidiaries
Other comprehensive income - Equity
Balance at	(477,975)	(548,601)	(476,708)	R$ (115,385)
Foreign sales hedge
Exchange rate	118,179	(498,767)	(397,386)
Transfer to result	40,924	14,959
Income tax and social contribution	(47,731)	145,326	119,129
Fair value of Cash flow hedge
Change in fair value	6,513	(736)	(24,791)
Transfer to result	9,632	(12,135)
Income tax and social contribution	(4,844)	3,861	7,139
Foreign currency translation adjustment	R$ (52,047)	R$ 275,599	R$ (65,414)